DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 369	$ 522
Financial Liabilities	(332)	(332)
Current financial assets	190	185
Current financial liability	(209)	(269)
Non-current financial asset	179	337
Non-current financial liability	(123)	(63)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(183)	(226)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(85)	(55)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(57)	(39)
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(7)	(12)
Currency option contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	0	0
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	167	223
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	92	109
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	75	162
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	21	28
Currency option contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 14	$ 0